UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2021		December 31, 2021
to

Date of Report (Date of earliest event reported)	February 15, 2022

Commission File Number of securitizer:	025-02647

Central Index Key Number of securitizer:	0001660492

Josephine Chang, 203-229-8751
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), GE Capital US Holdings, Inc. (on behalf of GE-WMC Mortgage Securities, L.L.C. (CIK: 0001335739, Commission File Number: 025-01098)) has indicated by check mark that there is no activity to report for the annual period with respect to each of the following transactions: GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2 and GE-WMC Asset-Backed Pass-Through Certificates, Series 2006-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 15, 2022

GE CAPITAL US HOLDINGS, INC.
(Securitizer)

By:	/s/ Mark Landis
Name: Mark Landis
Title: Vice President and General Counsel